Acquisitions (Schedule of Acquisition) (Detail) € in Millions, £ in Millions, $ in Millions																			12 Months Ended
	Feb. 25, 2015 USD ($)	Feb. 23, 2015 USD ($)	Jan. 06, 2015 USD ($)	Jan. 03, 2015	Jul. 03, 2014 USD ($)	Jul. 03, 2014 EUR (€)	May. 16, 2014 USD ($)	May. 16, 2014 GBP (£)	Mar. 04, 2014 USD ($)	Oct. 02, 2013 USD ($)	Oct. 01, 2013 USD ($)	Aug. 01, 2013 USD ($)	May. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 14, 2012 USD ($)	Oct. 01, 2012 USD ($)	Aug. 31, 2012 USD ($)	Jul. 02, 2012 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Jun. 30, 2013 USD ($)	Jan. 01, 2015 USD ($)	Jul. 01, 2014 USD ($)
Business Acquisition [Line Items]
Goodwill																			$ 1,224.4	$ 866.7	$ 688.8
Net consideration paid																			$ 855.7	393.3	2,480.7
Atlanta NAP [Member]
Business Acquisition [Line Items]
Acquisition date					Jul. 01, 2014	Jul. 01, 2014													Jul. 01, 2014
Other current assets																							$ 0.2
Property and equipment																							7.0
Intangibles																							21.0
Goodwill																							25.2
Total assets acquired																							53.4
Current liabilities																							1.5
Total liabilities assumed																							1.5
Net assets acquired																							51.9
Net consideration paid					$ 51.9
Neo Telecoms [Member]
Business Acquisition [Line Items]
Acquisition date					Jul. 01, 2014	Jul. 01, 2014													Jul. 01, 2014
Cash																							4.2
Other current assets																							9.5
Property and equipment																							31.3
Intangibles																							26.4
Goodwill																							32.5
Other assets																							2.3
Total assets acquired																							106.2
Current liabilities																							13.5
Deferred revenue																							3.7
Deferred tax liability, net																							7.6
Other liabilities																							3.3
Total liabilities assumed																							28.1
Net assets acquired																							78.1
Less cash acquired																							$ (4.2)
Net consideration paid					$ 73.9	€ 54.1													$ 73.9
Ideatek Systems, Inc., [Member]
Business Acquisition [Line Items]
Acquisition date				Jan. 01, 2015															Jan. 01, 2015
Other current assets																						$ 0.8
Property and equipment																						32.3
Deferred tax assets, net																						2.9
Intangibles																						7.6
Goodwill																						38.8
Total assets acquired																						82.4
Current liabilities																						4.5
Deferred revenue																						25.2
Total liabilities assumed																						29.7
Net assets acquired																						$ 52.7
Net consideration paid			$ 52.7																$ 52.7
Latisys Holdings, LLC [Member]
Business Acquisition [Line Items]
Acquisition date	Feb. 23, 2015																		Feb. 23, 2015
Cash		$ 9.4
Other current assets		17.1
Property and equipment		222.9
Intangibles		250.2
Goodwill		279.8
Other assets		5.0
Total assets acquired		784.4
Current liabilities		10.7
Deferred revenue		3.2
Deferred tax liability, net		83.6
Total liabilities assumed		97.5
Net assets acquired		686.9
Less cash acquired		(9.4)
Net consideration paid	$ 677.5	$ 677.5																	$ 677.5
Corelink Data Centers, LLC [Member]
Business Acquisition [Line Items]
Acquisition date												Aug. 01, 2013							Aug. 01, 2013
Cash												$ 0.1
Other current assets												0.5
Property and equipment												15.9
Intangibles												0.2
Goodwill												2.9
Other assets												0.5
Total assets acquired												20.1
Current liabilities												0.7
Deferred revenue												0.2
Capital lease obligations												14.2
Deferred tax liability, net												3.0
Total liabilities assumed												18.1
Net assets acquired												2.0
Less cash acquired												(0.1)
Net consideration paid												0.3
Net consideration paid												$ 1.9
Access Communications, Inc [Member]
Business Acquisition [Line Items]
Acquisition date											Oct. 01, 2013								Oct. 01, 2013
Cash											$ 1.2
Other current assets											2.3
Property and equipment											11.5
Intangibles											18.0
Goodwill											24.0
Total assets acquired											57.0
Current liabilities											1.0
Deferred revenue											5.1
Deferred tax liability, net											9.6
Total liabilities assumed											15.7
Net assets acquired											41.3
Less cash acquired											(1.2)
Net consideration paid											$ 40.1									40.1
Fiberlink, LLC [Member]
Business Acquisition [Line Items]
Acquisition date										Oct. 02, 2013									Oct. 02, 2013
Other current assets										$ 0.8
Property and equipment										15.9
Deferred tax assets, net										7.7
Intangibles										19.3
Goodwill										19.8
Other assets										0.1
Total assets acquired										63.6
Current liabilities										1.3
Deferred revenue										19.2
Total liabilities assumed										20.5
Net assets acquired										43.1
Net consideration paid										$ 43.1										43.1
CoreXchange [Member]
Business Acquisition [Line Items]
Acquisition date									Mar. 04, 2014										Apr. 03, 2014
Other current assets									$ 0.6
Property and equipment									3.1
Deferred tax assets, net									0.2
Intangibles									11.0
Goodwill									3.4
Total assets acquired									18.3
Current liabilities									0.5
Deferred revenue									0.4
Capital lease obligations									0.2
Total liabilities assumed									1.1
Net assets acquired									17.2
Net consideration paid									$ 17.2										$ (0.3)	17.5
Geo Networks Limited [Member]
Business Acquisition [Line Items]
Acquisition date							May 16, 2014	May 16, 2014											May 16, 2014
Cash							$ 13.7
Other current assets							8.8
Property and equipment							220.4
Intangibles							60.8
Goodwill							113.8
Other assets							9.8
Total assets acquired							427.3
Current liabilities							34.8
Deferred revenue							45.1
Deferred tax liability, net							38.2
Other liabilities							3.2
Total liabilities assumed							121.3
Net assets acquired							306.0
Less cash acquired							(13.7)
Net consideration paid							$ 292.3	£ 174.3												$ 292.3
Abovenet, Inc [Member]
Business Acquisition [Line Items]
Acquisition date																		Jul. 02, 2012	Jul. 02, 2012
Cash																		$ 141.6
Other current assets																		46.5
Property and equipment																		1,477.3
Deferred tax assets, net																		42.1
Intangibles																		480.4
Goodwill																		381.6
Other assets																		12.6
Total assets acquired																		2,582.1
Current liabilities																		78.4
Deferred revenue																		146.0
Other liabilities																		6.1
Total liabilities assumed																		230.5
Net assets acquired																		2,351.6
Less cash acquired																		(141.6)
Net consideration paid																		$ 2,210.0			2,210.0
FiberGate [Member]
Business Acquisition [Line Items]
Acquisition date																	Aug. 31, 2012		Aug. 31, 2012
Cash																	$ 2.3
Other current assets																	4.9
Property and equipment																	59.0
Intangibles																	35.9
Goodwill																	53.8
Total assets acquired																	155.9
Current liabilities																	1.5
Deferred revenue																	2.5
Deferred tax liability, net																	31.3
Total liabilities assumed																	35.3
Net assets acquired																	120.6
Less cash acquired																	(2.3)
Net consideration paid																	$ 118.3				118.3
USCarrier Telecom, LLC [Member]
Business Acquisition [Line Items]
Acquisition date																Oct. 01, 2012			Oct. 01, 2012
Other current assets																$ 1.3
Property and equipment																19.4
Deferred tax assets, net																2.0
Intangibles																6.8
Goodwill																5.4
Total assets acquired																34.9
Current liabilities																3.7
Deferred revenue																2.2
Total liabilities assumed																5.9
Net assets acquired																28.9
Cost method investment in USCarrier																(12.8)
Net consideration paid																$ 16.1					16.1
First Telecom Services, LLC [Member]
Business Acquisition [Line Items]
Acquisition date															Dec. 14, 2012				Dec. 14, 2012
Other current assets															$ 5.9
Property and equipment															63.5
Deferred tax assets, net															19.2
Intangibles															17.1
Goodwill															48.4
Other assets															0.1
Total assets acquired															154.2
Current liabilities															4.6
Deferred revenue															39.9
Total liabilities assumed															44.5
Net assets acquired															109.7
Net consideration paid															$ 109.7						109.7
Litecast/Balticore, LLC [Member]
Business Acquisition [Line Items]
Acquisition date															Dec. 14, 2012				Dec. 31, 2012
Other current assets															$ 0.3
Property and equipment															0.4
Intangibles															12.5
Goodwill															9.9
Total assets acquired															23.1
Current liabilities															0.2
Deferred revenue															0.7
Total liabilities assumed															0.9
Net assets acquired															22.2
Net consideration paid														$ 22.2	$ 22.2						22.2
Core NAP, LP [Member]
Business Acquisition [Line Items]
Acquisition date													May 31, 2013						May 31, 2013
Other current assets													$ 0.2
Property and equipment													2.5
Intangibles													4.1
Goodwill													1.0
Total assets acquired													7.8
Current liabilities													0.5
Other liabilities													0.2
Total liabilities assumed													0.7
Net assets acquired													7.1
Net consideration paid													$ 7.1								$ 7.1